Fair Values Of Financial Instruments	12 Months Ended
Dec. 31, 2022
Fair Value Of Financial Instruments [Abstract]
Fair Values Of Financial Instruments

36. Fair values of financial instruments

a)	Assets and liabilities measured at fair value
The fair value hierarchy of assets and liabilities measured at fair value as of December 31, 2022 is detailed below:

	Book value	Total fair value	Level 1 Fair value	Level 2 Fair value	Level 3 Fair value
Financial assets at fair value through profit or loss
- Debt securities	25,519,962	25,519,962	3,917,279	21,602,683	—
- Derivatives	2,268,201	2,268,201	—	2,268,201	—
- Equity instruments	4,804,583	4,804,583	4,804,583	—	—
Financial assets at fair value through other comprehensive income
- Debt securities	617,275,646	617,275,646	68,789,245	547,836,102	650,299
- Equity instruments	60,468	60,468	—	60,468	—

Total	649,928,860	649,928,860	77,511,107	571,767,454	650,299
Financial liabilities at fair value through profit or loss
- Derivatives	334,340	334,340	—	334,340	—

Total	334,340	334,340	—	334,340	—
The fair value hierarchy of assets and liabilities measured at fair value as of December 31, 2021 is detailed below:

	Book value	Total fair value	Level 1 Fair value	Level 2 Fair value	Level 3 Fair value
Financial assets at fair value through profit or loss
- Debt securities	2,721,113	2,721,113	2,719,594	1,519	—
- Derivatives	5,486,313	5,486,313	—	5,486,313	—
- Equity instruments	12,473,124	12,473,124	4,459,498	—	8,013,626
Financial assets at fair value through other comprehensive income
- Debt securities	325,381,377	325,381,377	107,419,154	215,933,998	2,028,225
- Equity instruments	70,288	70,288	—	70,288	—

Total	346,132,215	346,132,215	114,598,246	221,492,118	10,041,851
Financial liabilities at fair value through profit or loss
- Derivatives	612,069	612,069	—	612,069	—

Total	612,069	612,069	—	612,069	—

The fair value of a financial asset or liability is the price that would be received for the sale of an asset or paid for the transfer of a liability in an orderly transaction between market participants at the measurement date.
The most objective and usual reference of the fair value of a financial asset or liability is the price that would be paid in an orderly, transparent and deep market, that is to say, its quoted or market price.
If it is not possible to obtain a market price, a fair value is determined using best market practice quoting techniques, such as cash flows discount based on a yields curve for the same class and type of instrument, or if there is no market curve with the same characteristics of the bond, the fair value is calculated considering the latest market price plus interest accrued until the valuation date (whichever is more representative for the security).
In line with the accounting standard, a three-level classification of financial instruments is established. This classification is mainly based on the observability of the necessary inputs to calculate that fair value, defining the following levels:

•
Level 1: Financial instruments valued with quoted prices in an active market. Active market means a market that allows the observation of representative prices with sufficient frequency and daily volume.

•
Level 2: Financial instruments that do not have an active market, but that may be valued through observable market inputs. Observable market inputs should be understood as such assets with market quoted prices that allow to calculate an interest rate curve or determine a credit spread.

•	Level 3: Valuation using models where variables not obtained from observable market inputs are used.
Financial assets at fair value mainly consist of BCRA Liquidity Bills and Argentine Government Bonds, together with a minor share in Argentine Treasury Bills, Corporate Bonds and Equity Instruments. Likewise, financial derivatives are classified at fair value, which include futures that are valued at the price of the market where they are traded and foreign currency NDF
(non-delivery
forwards), put options, and interest rate swaps.
b)
Transfers between hierarchy levels
b.1) Transfers from Level 1 to Level 2
There were no transfers from Level 1 to Level 2 for instruments measured at fair value through profit or loss or through OCI as of period-end.
b.2) Transfers from Level 2 to Level 1
The following instruments measured at fair value were transferred from Level 2 to Level 1 of the fair value hierarchy as of December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Treasury Bonds adjusted by 1.20% CER in pesos maturing 03-18-2022	—	8,231,290
Treasury Bonds adjusted by 1.50% CER in pesos maturing 03-25-2024	—	24,803,535
Treasury Bonds adjusted by 1.40% CER in pesos maturing 03-25-2023	—	18,929,424
Treasury Bonds adjusted by 1.30% CER in pesos maturing 09-20-2022	—	21,055,446
The transfer is due to the fact that the bonds were listed on the market the number of days necessary to be considered Level 1. As of December 31, 2022, there were no transfers from Level 2 to Level 1.

b.3) Valuation techniques for Levels 2 and 3
The valuation techniques for Level 2 and 3 are described in the paragraphs below.
Fixed Income
The determination of fair value prices set forth by the Bank for fixed income consists of considering reference market prices from the Electronic Open Market, in Spanish, Mercado Abierto Electrónico (“MAE”), the main market where bonds are traded.
For Argentine Treasury Bonds (medium- and long-term debt instruments) prices are captured from MAE. If bonds have not traded for the last 10 business days, fair value is determined by discounting cash flows using the pertinent discount curve.
In the case of Argentine Treasury bonds and bills, MAE’s prices are used; if the bonds are not listed within the last 10 business days, then a theoretical valuation is made discounting cash flows using the related discount curve. Except for BCRA internal bills in US dollars to be settled in Argentine pesos at the benchmark exchange rate (LEDIV), which cannot be transferred and do not accrue any interest, they are valued at their latest subscription price.
Liquidity bills issued by the BCRA without quoted prices in MAE on the last day of the month were assigned a theoretical value, discounting cash flows using the monetary policy rate. In the case of Corporate Bonds in Dollars, we value them by bringing the future flow of funds to present value with an interest rate curve with comparable Corporate Bonds.
Swaps
For swaps, the theoretical valuation consists in discounting future cash flows using the interest rate, according to the curve estimated on the basis of fixed-rate peso-denominated bonds and bills issued by the Argentine Government.
Non-Deliverable
Forwards (“NDFs”)
The fair value of NDFs consists of discounting the future cash flows to be exchanged pursuant to the contract, using a discount curve that will depend on the currency of each cash flow. The result is then calculated by subtracting the present values in pesos, estimating the value in pesos based on the applicable spot exchange rate, depending on whether the contract is local or offshore.
For local peso-dollar swap contracts, cash flows in pesos are discounted using the yield curve in pesos resulting from the prices of ROFEX futures and the U.S. dollar spot selling exchange rate published by Banco de la Nación Argentina (“BNA”). Cash flows in U.S. dollars are discounted using the Overnight Index Swap (OIS) international dollar yield curve. Then, the present value of cash flows in dollars is netted by converting such cash flows into pesos using the U.S. dollar spot selling exchange rate published by BNA.
For local peso-euro swap contracts, cash flows in pesos are discounted using the yield curve in pesos resulting from the prices of ROFEX futures and the U.S. dollar spot selling exchange rate published by BNA. Cash flows in euros are discounted using the yield curve in euros. Then, the present value of cash flows in euros is netted by converting such cash flows into pesos using the euro spot selling exchange rate published by BNA.
For offshore peso-dollar swap contracts, cash flows in pesos are discounted using the yield curve in pesos resulting from market quoted forward prices sourced from ICAP Broker. Cash flows in dollars are discounted using the OIS yield curve. Then, the present value of cash flows in dollars is netted by converting such cash flows into pesos using the Emerging Markets Traders Association (EMTA) U.S. dollar spot exchange rate.
The valuation techniques used for Level 3 financial assets require the use of variables that are not based on observable market inputs. Below is a detail of the valuation techniques used for each financial asset:

Investments in Equity Instruments
As of December 31, 2021, the calculation of the fair value of the interest held in Prisma Medios de Pago S.A. classified at Level 3, had been determined by the Entity’s Management based on the valuation report carried out by an independent expert, who used a technique for measuring discounted future cash flows with an income approach (Note 5.3).
Corporate Bonds
The fair value of the following corporate bonds held in portfolio:

•	ON Arcor (ON ARCOR17)

•	ON Refi Pampa (ON REF2B)
The valuation of corporate bonds classified as Level 3 has been determined by the Entity’s Management on the basis of the latest available market price (or subscription price, if the security had not been listed in a market since the date of issuance) plus interest accrued to date. If the security has paid coupon, then the “clean” price is calculated. If principal was repaid, then repayment amount is deducted and the “dirty” price is recalculated, with interest being accrued until period end.
The most relevant
non-observable
inputs include:

•	Latest market price

•	Projected UVA
The tables below show a sensitivity analysis for each of the above-mentioned securities:

Latest market price scenarios	Changes in final price
	REF2B	ARCOR17
+ 2%	2%	2%
+ 5%	5%	5%
+ 10%	10%	10%

UVA	Changes in final price
Scenarios	ON ARCOR17	ON REF2B
+ 3%	3%	3%
+ 5%	5%	5%
+ 10%	10%	10%

Sell Options
The sensitivity analysis (based on the price of the underlying asset) for the put options in the Bank’s portfolio is presented below.
The put options in the Bank’s portfolio with their corresponding underlying asset are detailed below:

Asset	Underlying
PJ3N6U001	BONO TDJ23
PL3N7V001	BONO TDL23
PF3N2H001	LT X17F3
X3JN6G001	LCER16J3$
XY3N5J001	LT X19Y3
Put-
Underlying

Scenarios	Changes in final price
Changes % Price Sub	PJ3N6U001	PL3N7V001	PF3N2H001	X3JN6G001	XY3N5J001
-6.000%	6.055%	5.962%	10.464%	7.564%	9.675%
-4.000%	4.037%	3.975%	6.976%	5.043%	6.450%
-2.000%	2.018%	1.987%	3.488%	2.521%	3.225%
0.000%	0.000%	0.000%	0.000%	0.000%	0.000%
2.000%	0.000%	0.000%	0.000%	0.000%	0.000%
6.000%	0.000%	0.000%	0.000%	0.000%	0.000%

b.4) Reconciliation of opening and ending balances of Level 3 assets and liabilities at fair value
The following table shows a reconciliation between opening balances and final balances of Level 3 fair values as of December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Balance at the beginning of the fiscal year	10,041,850	21,216,194
Investments in equity instruments – Prisma Medios de Pago S.A. (*)	—	(2,889,935)
Derivatives - Put options - Prisma Medios de Pago S.A. (*)	—	(2,302,454)
Other financial assets - Receivable from Prisma Medios de Pago S.A.	(4,412,028)	—
Gain from the sale of financial assets - Prima Medios de Pago S.A.	500,304	—
Private securities - Corporate bonds	(390,921)	2,028,225
Dividends received	—	(1,134,220)
Net monetary inflation adjustment	(5,088,906)	(6,875,960)

Balance at year-end	650,299	10,041,850

(*)	Presented in Gains on financial assets and liabilities at fair value through profit or loss, net.

c)	Fair value of Assets and Liabilities not measured at fair value
Below is a description of methodologies and assumptions used to assess the fair value of the main financial instruments not measured at fair value, when the instrument does not have a quoted price in a known market.

•	Assets and liabilities with fair value similar to their accounting balance
For financial assets and financial liabilities maturing in less than three months, it is considered that the accounting balance is similar to fair value.

•	Fixed rate financial instruments

The fair value of financial assets was assessed by discounting future cash flows from market rates at each measurement date for financial instruments with similar characteristics, adding a liquidity premium
(non-observable
input) that expresses the added value or additional cost necessary to dispose of the asset.

•	Variable rate financial instruments
For financial assets and financial liabilities accruing a variable rate, it is considered that the accounting balance is similar to the fair value.
The fair value hierarchy of assets and liabilities not measured at fair value as of December 31, 2022 is detailed below:

	Book value	Total fair value		Level 2 Fair value	Level 3 Fair value
Financial assets

Cash and cash equivalents	296,196,991	(a	)	—	—
Other financial assets	58,311,991	(a	)	—	—
Debt securities	37,817,766	44,528,179		44,528,179	—
Loans and advances	717,096,502	671,279,688		—	671,279,688
Reverse repurchase agreements	52,473,208	(a	)	—	—

Financial liabilities

Deposits	1,313,820,228	1,288,323,903		1,288,323,903	—
Other financial liabilities	118,432,421	(a	)	—	—
Bank loans	19,873,142	19,167,220		19,167,220	—
Debt securities issued	191,183	189,970		189,970	—
The fair value hierarchy of assets and liabilities not measured at fair value as of December 31, 2021 is detailed below:

	Book value	Total fair value		Level 2 Fair value	Level 3 Fair value
Financial assets

Cash and cash equivalents	425,189,092	(a	)	—	—
Other financial assets	55,394,122	(a	)	—	—
Debt securities	38,681,287	43,019,867		43,019,867	—
Loans and advances	738,256,313	726,833,853		—	726,833,853
Reverse repurchase agreements	267,612,482	(a	)	—	—

Financial liabilities

Deposits	1,379,790,010	1,363,503,360		1,363,503,360	—

Other financial liabilities	119,977,796	(a	)	—	—
Bank loans	22,903,783	22,381,778		22,381,778	—
Debt securities issued	979,760	776,393		776,393	—

a)	The Group does not report the fair value as the accounting values are a reasonable approximation of the fair values.